Amount Due to Directors	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Related Party Transactions [Abstract]
Amount Due to Directors	8. AMOUNT DUE TO DIRECTORS The amount due to the Directors are unsecured, interest-free and has no fixed terms of repayment.	7. AMOUNT DUE TO DIRECTOR The amounts due to Director are unsecured, interest-free and have no fixed terms of repayment.